UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☑	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period ____________ to ____________

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ____________ to ____________

Date of Report (Date of earliest event reported):
February 13, 2012 (January 1, 2009)

CIT Financial USA, Inc.
(Exact name of securitizer as specified in its charter)

022-28906-20	0001474134
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

John P. Sirico, II, Assistant General Counsel, (973) 740-5000
Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)	☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)	☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)	☐

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

          CIT Financial USA, Inc. (“CFUSA”), as securitizer, is filing this Form ABS–15G pursuant to Rule 15Ga-1 (17 CFR §240.15Ga-1) under the Securities Exchange Act of 1934, as amended, in respect of all asset-backed securities sponsored by it and outstanding during the three-year period ended December 31, 2011 in the commercial equipment lease and loan asset class.

For the period: January 1, 2009 through December 31, 2011

Name of Issuing Entity	Check if Registered	CIK #	Name of Originator	Total Assets in ABS by Originator			Assets that were subject to Demand[1]			Assets that were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
(a)	(b)	of (a) Entity	(c)	(#) (d)	($) (e)	(% of principal balance) (f)	(#) (g)	($) (h)	(% of principal balance) (i)	(#) (j)	($) (k)	(% of principal balance) (l)	(#) (m)	($) (n)	(% of principal balance) (o)	(#) (p)	($) (q)	(% of principal balance) (r)	(#) (s)	($) (t)	(% of principal balance) (u)	(#) (v)	($) (w)	(% of principal balance) (x)

CIT Equipment Collateral 2005-EF1	X	# 0001336817	The CIT Group/Equipment Financing, Inc.	5,635	$589,760,735.00	100.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%

CIT Equipment Collateral 2006-VT1	X	# 0001358576	CIT Communications Finance Corporation	6,990	$190,723,161.21	18.9%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%
			CIT Technology Financing Services, Inc.	12,892	$213,828,123.71	21.2%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%
			Dell Financial Services, Inc.	51,207	$578,902,593.71	57.4%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%
			Snap-on Credit LLC	3,173	$24,969,104.54	2.5%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%

CIT Equipment Collateral 2006-VT2	X	# 0001381219	CIT Communications Finance Corporation	5,825	$139,196,183.47	18.8%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%
			CIT Technology Financing Services, Inc.	13,641	$242,407,321.95	32.7%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%
			Dell Financial Services, Inc.	31,180	$352,603,820.25	47.5%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%
			Snap-on Credit LLC	1,182	$7,666,790.23	1.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%

CIT Equipment Collateral 2008-VT1	X	# 0001434656	CIT Communications Finance Corporation	3,093	$96,435,557.98	15.7%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%
			CIT Technology Financing Services, Inc.	13,827	$232,864,768.79	31.4%	136	$1,037,636.97	0.0%	136	$1,037,636.97	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%
			Dell Financial Services, Inc.	23,086	$278,878,523.26	37.6%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%
			Snap-on Credit LLC	717	$4,150,189.30	0.6%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%

CIT Equipment Collateral 2009-VT1			CIT Communications Finance Corporation	7,872	$215,212,118.54	18.6%	3	$109,973.60	0.0%	3	$109,973.60	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%
			CIT Technology Financing Services, Inc.	42,498	$730,363,189.73	63.0%	718	$5,272,272.89	0.0%	718	$5,272,272.89	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%
			Dell Financial Services, Inc.	17,734	$211,520,701.87	18.3%	16	$297,597.65	0.0%	16	$297,597.65	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%
			Snap-on Credit LLC	295	$1,880,457.05	0.2%	1	$6,470.39	0.0%	1	$6,470.39	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%

CIT Equipment Collateral 2010-VT1			CIT Communications Finance Corporation	4,537	$123,366,288.03	17.8%	19	$188,760.08	0.1%	19	$188,760.08	0.1%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%
			CIT Technology Financing Services, Inc.	29,394	$515,094,063.59	74.5%	1051	$15,265,449.10	6.4%	1051	$15,265,449.10	6.4%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%
			Dell Financial Services, Inc.	2,547	$53,021,961.15	7.7%	2	$6,554.27	0.0%	2	$6,554.27	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%

CIT Equipment Trust - VFC Series II			CIT Communications Finance Corporation	23,245	$409,602,177.81	13.6%	4	$10,211.93	0.0%	4	$10,211.93	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%
			CIT Technology Financing Services, Inc.	91,069	$1,828,974,199.25	60.7%	194	$1,531,587.12	0.0%	194	$1,531,587.12	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%
			Dell Financial Services, Inc.	80,422	$571,501,442.05	19.0%	6	$16,387.81	0.0%	6	$16,387.81	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%
			Snap-on Credit LLC	50,061	$203,847,526.73	6.8%	1	$3,835.25	0.0%	1	$3,835.25	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%

CIT Equipment Trust - VFC Series III			CIT Communications Finance Corporation	4,247	$60,687,417.31	2.7%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%
			CIT Technology Financing Services, Inc.	157,406	$2,215,470,946.43	97.3%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%

CIT Equipment Trust - VFC Series IV			CIT Communications Finance Corporation	9,457	$191,086,085.38	13.4%	215	$5,793,446.87	0.8%	215	5,793,446.87	0.8%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%
			CIT Technology Financing Services, Inc.	82,742	$1,209,024,765.30	84.6%	1401	$18,954,499.97	2.5%	1401	18,954,499.97	2.5%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%
			Dell Financial Services, Inc.	2,271	$27,972,462.69	2.0%	24	$101,296.57	0.0%	24	101,296.57	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%
			Snap-on Credit LLC	452	$1,076,119.24	0.1%	1	$3,376.95	0.0%	1	3,376.95	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%	0	$0.00	0.0%

[1]	CFUSA, as securitizer, requested, but was unable to obtain, information with respect to investor demands made upon the relevant trustees and administrative agents in the foregoing transactions prior to July 22, 2010. As a result, the disclosures made in this Form ABS-15G do not contain investor demands, if any, made upon any such trustee or administrative agent prior to July 22, 2010.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CIT FINANCIAL USA, INC.
(Securitizer)

By:	/s/ Usama F. Ashraf

Name: Usama F. Ashraf
Title: Senior Vice President & Assistant Treasurer

Date: February 13, 2012